LEASE LIABILITES (Details Narrative) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Variable lease payments	$ 149,843	$ 77,626
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease	7.45%
Top of range [member]
IfrsStatementLineItems [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease	11.70%